EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS/(LOSS) PER SHARE
Schedule of basic earnings per share and diluted earnings per share
Basic earnings per share and diluted earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2022	2023	2024
Numerator:
Net income attributable to Trip.com Group Limited	1,403	9,918	17,067
Eliminate the dilutive effect of interest expense of convertible notes	—	1	1

Numerator for diluted earnings per share	1,403	9,919	17,068

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	648,380,590	652,859,211	654,035,399
Dilutive effect of convertible notes	—	89,065	82,750
Dilutive effect of share options and RSUs	8,712,236	18,113,964	34,586,733

Denominator for diluted earnings per ordinary share	657,092,826	671,062,240	688,704,882

Basic earnings per ordinary share	2.17	15.19	26.10

Diluted earnings per ordinary share	2.14	14.78	24.78

Basic earnings per ADS	2.17	15.19	26.10

Diluted earnings per ADS	2.14	14.78	24.78

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share	Such weighted average numbers of ordinary shares outstanding are as following:

	2022	2023	2024
Convertible Notes	906,820	—	—
Outstanding weighted average stock options and RSUs	18,155,730	4,583,793	837,301

	19,062,550	4,583,793	837,301